Mine properties, plant and equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Maracas Menchen Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	99.94%	99.94%
Companhia Baiana De Pesquisa Mineral [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	0.06%	0.06%
Percentage net smelter royalty	3.00%
Companhia Baiana De Pesquisa Mineral [Member] | Anglo Pacific Plc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of royalty certain operating costs	2.00%
Percentage net smelter royalty	2.00%
Mine Properties segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	$ 37,028	$ 47,519
Clean Energy [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	$ 34	$ 85